Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of components of income tax expense

	2021	2020
Current tax provision
Federal	$—	$—
State	—	—
Total current	—	—
Deferred tax provision
Federal tax recovery	—	—
State	—	—
Total deferred	—	—
Provision for income taxes	$—	$—

Schedule of effective income tax rate reconciliation

	2021	Percentages
Tax benefit computed at federal statutory rate	$(21,162)	21.00%
State income tax benefit, net of federal benefit	(3,339)	3.31%
Permanent items
Change in fair value of warrant liabilities	7,940	(7.88)%
Incentive stock options	(554)	0.55%
Transaction costs	1,951	(1.94)%
162m limitation	667	(0.66)%
Debt extinguishment	464	(0.46)%
Other adjustments	(10)	0.02%
Valuation allowance	14,043	(13.94)%
Total provision for income taxes	$—	—%

Schedule of deferred tax assets and liabilities

	2021	2020
Deferred tax assets:
Net operating loss	$15,366	$3,702
Derivative liability	3,421	—
Operating lease liabilities	2,831	2,305
Stock options	472	—
Other	1,418	268
Total deferred tax assets	23,508	6,275
Deferred tax liabilities:
Derivative debt discount	(3,421)	—
Right of use assets	(2,373)	(2,011)
Fixed assets	(119)	(382)
Beneficial conversion feature	—	(331)
Total deferred tax liabilities	(5,913)	(2,724)
Net deferred tax assets	17,595	3,551
Valuation allowance, net	(17,595)	(3,551)
Net deferred tax asset (liability)	$—	$—